SHAREHOLDERS’ DEFICIT (Details Narrative) $ / shares in Units, $ in Thousands																1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 10, 2022 shares	Feb. 04, 2022 shares	Jan. 13, 2022 shares	Oct. 04, 2021 USD ($) shares	Oct. 04, 2021 USD ($) shares	Aug. 09, 2021 USD ($) shares	Aug. 04, 2021 USD ($) $ / shares	Jul. 26, 2021 shares	Mar. 10, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Nov. 04, 2020 shares	Aug. 04, 2020 USD ($) shares	May 10, 2020 USD ($) $ / shares shares	Apr. 13, 2020 USD ($) $ / shares shares	Mar. 17, 2022 shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares
Class of Stock [Line Items]
Preferred Stock, Shares Authorized | shares								5,000,000,000
Stockholders' Equity, Reverse Stock Split								a reverse split of the Company’s entire share capital share at a ratio within the range from 1-for-2 up to 1-for 500, provided that the Company shall not effect reverse share splits that, in the aggregate, exceed 1-for-500
Number of ordinary shares issued, value					$ 1,500
Stock issued during the period, shares | shares			1,250,000
Warrants exercised | shares										2,477,500							2,477,500				375,000	2,477,500
Conversion of debt, amount																			$ 3,267	$ 6,870	$ 20,095	$ 4,677
Share price | $ / shares																			$ 0.02		$ 0.058
Sales and marketing expenses																			$ 1,081	1,358	$ 3,481	3,058
Finance expenses																					(30,340)
General and administrative expenses																			3,476	1,562	9,364	2,729
Number of shares issued for services | shares			1,500,000
Ordinary shares, par value | ₪ / shares																							₪ 0.01	₪ 0.01
Share based compensation																			1,568	235	1,234	2,612
Debt principal and interest amount																					$ 20,095
Conversion of stock issued, shares | shares																					487,822,015
Service Agreements [Member]
Class of Stock [Line Items]
Conversion of stock issued, shares | shares				39,473,684		25,862,069															14,921,053
Conversion of stock issued, value				$ 450		$ 1,500															$ 151
Stock Issued During Period, Value, Other				$ 1,500
Convertible Equipment Loan Agreement [Member]
Class of Stock [Line Items]
Conversion of stock issued, shares | shares									2,000,000
Warrants Exercised [Member]
Class of Stock [Line Items]
Stock issued during the period, shares | shares																	475,411
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period, shares | shares					39,473,684											16,000,000
Conversion of debt, amount																			$ 305	$ 409	$ 1,511	$ 185
Stock issued during the period converted, shares | shares																			97,611,464	134,358,817	487,822,015	64,630,113
Number of shares issued for services | shares																			1,500,000			11,864,001
Conversion of stock issued, shares | shares		49,620,690																			2,500,000
General and Administrative Expense [Member]
Class of Stock [Line Items]
General and administrative expenses																					$ 9,364	$ 2,729
NIS [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares										$ 0.01							$ 0.01				$ 0.01	$ 0.01
NIS [Member] | Service Agreements [Member]
Class of Stock [Line Items]
Ordinary share conversion price | $ / shares																					0.01
NIS [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary share conversion price | $ / shares																					$ 0.01
Investor [Member]
Class of Stock [Line Items]
Stock issued during the period, shares | shares	16,000,000
Subscription Agreements [Member] | Investor [Member]
Class of Stock [Line Items]
Number of ordinary shares issued, value																		$ 30
Stock issued during the period, shares | shares																		1,500,000				1,000,000
Warrants exercised | shares																		1,339,284
Exercise price of warrants | $ / shares																		$ 0.10
Exchange Agreement [Member] | MDM Worldwide Solution, Inc [Member]
Class of Stock [Line Items]
Conversion of debt, amount															$ 100
Stock issued during the period converted, shares | shares															5,000,000
Convertible stock option exercise price | $ / shares															$ 0.02
Settlement of financial liability															$ 345
Share price | $ / shares															$ 0.069
Sales and marketing expenses															$ 245
Loan Conversion Agreement [Member]
Class of Stock [Line Items]
Conversion of debt, amount														$ 350
Stock issued during the period converted, shares | shares														8,750,000
Convertible stock option exercise price | $ / shares														$ 0.04
Settlement of financial liability														$ 604
Share price | $ / shares														$ 0.069
Finance expenses														$ 254
Settlement Agreement [Member] | SRK Kronengold Law office [Member]
Class of Stock [Line Items]
Conversion of debt, amount											$ 80
Stock issued during the period converted, shares | shares											800,000
Convertible stock option exercise price | $ / shares											$ 0.09
Settlement of financial liability											$ 68
Share price | $ / shares											$ 0.0851
General and administrative expenses											$ 12
Service Agreements [Member]
Class of Stock [Line Items]
Share price | $ / shares										0.54							0.54					$ 0.54
Number of shares issued for services | shares																						14,028,503
Service Agreements [Member] | Research and Development Expense [Member]
Class of Stock [Line Items]
Share based compensation																						$ 60
Service Agreements [Member] | Selling and Marketing Expense [Member]
Class of Stock [Line Items]
Share based compensation																						390
Service Agreements [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Share based compensation																						$ 310
Service Agreements [Member] | NIS [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares										$ 0.01							$ 0.01					$ 0.01
Purchase Agreement and Registration Rights Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Number of ordinary shares issued, value							$ 10,275													$ 255		$ 2,339
Stock issued during the period, shares | shares													5,812,500							5,229,809		32,747,579
Share holder deficit, description													From and after the Commencement Date, under the Purchase Agreement, on any business day selected by the Company on which the closing sale price of the Company’s Ordinary Shares exceeds $0.02, the Company may direct Lincoln Park to purchase up to 500,000 Ordinary Shares on the applicable purchase date (a “Regular Purchase”), which maximum number of shares may be increased to certain higher amounts up to a maximum of 1,000,000 Ordinary Shares, if the market price of our Ordinary Shares at the time of the Regular Purchase equals or exceeds $0.13 (such share and dollar amounts subject to proportionate adjustments for stock splits, recapitalizations and other similar transactions as set forth in the Purchase Agreement), provided that Lincoln Park’s purchase obligation under any single Regular Purchase shall not exceed $500.
Shareholders trading, description													The purchase price of Ordinary Shares the Company may elect to sell to Lincoln Park under the Purchase Agreement in a Regular Purchase, if any, will be based on 95% of the lower of: (i) the lowest sale price on the purchase date for such Regular Purchase and (ii) the arithmetic average of the three lowest closing sale prices for an Ordinary Share during the 15 consecutive business days ending on the business day immediately preceding such purchase date for such Regular Purchase.
Commitment fee													$ 482
Prepaid Expenses																					$ 372
Amortization expenses																						$ 110
Purchase Agreement and Registration Rights Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | NIS [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares							$ 0.01
Secured Convertible Equipment Loan Agreement [Member]
Class of Stock [Line Items]
Stock issued during the period, shares | shares												20,000,000
Conversion of debt, amount										$ 4,639											$ 17,111
Stock issued during the period converted, shares | shares										64,630,113											379,378,296
Conversion of stock issued, shares | shares																					20,000,000
Conversion of stock issued, value																					$ 870
Secured Convertible Equipment Loan Agreement [Member] | NIS [Member]
Class of Stock [Line Items]
Ordinary share conversion price | $ / shares																					$ 0.01
Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized | shares								50,000